UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21888
                                                     ---------

                   Oppenheimer Institutional Money Market Fund
                   -------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                         Date of fiscal year end: MAY 31
                                                  ------

                      Date of reporting period: 02/29/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS FEBRUARY 29, 2008 / UNAUDITED

                                                               PRINCIPAL
                                                                 AMOUNT                         VALUE
                                                            ----------------              ----------------
CERTIFICATES OF DEPOSIT--24.5%

DOMESTIC CERTIFICATES OF DEPOSIT--1.5%
Citibank NA, 4.68%, 3/28/08                                 $     50,000,000              $     50,000,742
                                                            ----------------              ----------------
HSBC Bank USA NA, 4.23%, 4/10/08                                  50,000,000                    50,001,649
                                                                                          ----------------
                                                                                               100,002,391
                                                                                          ----------------

YANKEE CERTIFICATES OF DEPOSIT--23.0%
Bank of Scotland plc, New York, 3.07%, 6/3/08                    100,000,000                   100,000,000
                                                            ----------------              ----------------
Barclays Bank plc, New York:
4.80%, 3/3/08                                                     87,500,000                    87,500,000
5.16%, 4/2/08                                                    100,000,000                   100,000,000
                                                            ----------------              ----------------
BNP Paribas, New York:
4.43%, 4/2/08                                                    100,000,000                   100,000,000
4.56%, 4/2/08                                                     55,000,000                    55,000,000
5.12%, 3/12/08                                                    50,000,000                    50,030,413
                                                            ----------------              ----------------
Deutsche Bank AG, New York, 3.80%, 4/17/08                        50,000,000                    50,000,000
                                                            ----------------              ----------------
Dexia Credit Local, New York:
3.09%, 5/28/08                                                    50,000,000                    50,000,000
5%, 3/19/08                                                       40,000,000                    40,000,000
                                                            ----------------              ----------------
Governor & Co. of the Bank of Ireland, Stamford, CT:
5.15%, 3/6/08                                                     50,000,000                    50,000,000
5.155%, 3/7/08                                                    45,000,000                    45,000,000
                                                            ----------------              ----------------
Rabobank Nederland NV, New York, 3.07%, 3/5/08                    50,000,000                    50,000,000
                                                            ----------------              ----------------

Royal Bank of Scotland, New York:
3%, 5/1/08                                                        50,000,000                    50,000,000
3.15%, 4/29/08                                                    50,000,000                    50,000,000
4.20%, 4/9/08                                                     75,000,000                    75,000,000
                                                            ----------------              ----------------
Skandinaviska Enskilda Banken, New York, 3.815%, 4/22/08         150,000,000                   150,000,000

                                                            ----------------              ----------------
Societe Generale, 4.87%, 3/24/08                                  50,000,000                    50,000,158
                                                            ----------------              ----------------
Swedbank AB, New York, 5.15%, 3/7/08                              50,000,000                    50,000,000
                                                            ----------------              ----------------
Toronto Dominion Bank, New York:
3.10%, 5/2/08                                                    100,000,000                   100,000,000
4.60%, 4/3/08                                                     50,000,000                    50,000,000
                                                            ----------------              ----------------
UBS AG, Stamford, CT:
3.14%, 4/28/08                                                   100,000,000                   100,000,000
5.54%, 3/6/08                                                     50,000,000                    50,000,000
                                                                                          ----------------
                                                                                             1,502,530,571

                                                                                          ----------------
Total Certificates of Deposit (Cost $1,602,532,962)                                          1,602,532,962
                                                                                          ----------------
DIRECT BANK OBLIGATIONS--22.4%

Bank of Scotland plc, 3.03%, 5/22/08                              50,000,000                    49,654,917
                                                            ----------------              ----------------
Capital One Funding Corp., Series 1996E, 3.55%, 3/3/08 (1)        7,857,000                     7,857,000
                                                            ----------------              ----------------
Danske Corp.:
4.25%, 3/11/08 (2)                                               100,000,000                    99,881,944
5.38%, 3/6/08 (2)                                                 50,000,000                    49,962,569
                                                            ----------------              ----------------
DnB NOR Bank ASA:
3.35%, 4/8/08                                                     45,600,000                    45,414,993
4.54%, 4/4/08                                                     40,000,000                    39,828,489
4.58%, 4/3/08                                                     15,000,000                    14,937,025
4.71%, 4/1/08                                                    150,000,000                   149,391,625
4.83%, 3/25/08 (2)                                                50,000,000                    49,839,000

                 1 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS FEBRUARY 29, 2008 / UNAUDITED

                                                            PRINCIPAL
                                                              AMOUNT                         VALUE
                                                         ----------------              ----------------
Governor & Co. of the Bank of Ireland:
3.80%, 4/14/08 (2)                                       $     19,000,000              $     18,911,756
3.815%, 4/9/08 (2)                                             60,000,000                    59,728,300
4.25%, 4/3/08 (2)                                              35,325,000                    35,187,380
4.44%, 4/7/08 (2)                                              40,000,000                    39,817,467
4.54%, 4/4/08 (2)                                              50,000,000                    49,785,611
                                                         ----------------              ----------------
HSBC USA, Inc., 4.73%, 3/24/08                                100,000,000                    99,697,806
                                                         ----------------              ----------------
PNC Bank NA, Nassau, 3.25%, 3/3/08                            273,000,000                   273,000,000
                                                         ----------------              ----------------
Royal Bank of Scotland plc, 3.944%, 7/21/08 (1,3)              49,000,000                    49,014,822
                                                         ----------------              ----------------
Scotiabanc, Inc., 4.05%, 4/11/08 (2)                           11,000,000                    10,943,374
                                                         ----------------              ----------------
Skandinaviska Enskilda Banken AB, 3.16%, 4/17/08 (2)           26,000,000                    25,892,736
                                                         ----------------              ----------------
Societe Generale North America, Inc.:
3.765%, 4/23/08                                                24,000,000                    23,866,970
4.17%, 4/14/08                                                 25,000,000                    24,872,583
4.57%, 4/3/08                                                  50,000,000                    49,790,542
5.14%, 3/10/08                                                 50,000,000                    49,935,750
                                                         ----------------              ----------------
Swedbank Mortgage AB, 5.10%, 3/3/08                            50,000,000                    49,985,833
                                                         ----------------              ----------------
UBS Finance (Delaware) LLC, 4.385%, 4/3/08                    100,000,000                    99,598,042
                                                                                       ----------------
Total Direct Bank Obligations (Cost $1,466,796,534)                                       1,466,796,534
                                                                                       ----------------

SHORT-TERM NOTES--53.1%

ASSET-BACKED SECURITIES--23.0%

Amsterdam Funding Corp., 3.05%, 4/2/08 (2)                     50,000,000                    49,826,667
                                                         ----------------              ----------------
Chariot Funding LLC, 3.10%, 5/27/08 (3)                        50,000,000                    49,625,417
                                                         ----------------              ----------------
Chesham Finance LLC, 3.90%, 3/3/08                            200,000,000                   199,956,667
                                                         ----------------              ----------------
FCAR Owner Trust II:
3.65%, 3/26/08                                                 50,000,000                    49,873,264
3.75%, 3/3/08                                                  50,000,000                    49,989,583
5.25%, 3/17/08                                                 20,000,000                    19,953,333
                                                         ----------------              ----------------
Gemini Securitization Corp.:
3.10%, 3/31/08 (2)                                             50,000,000                    49,870,833
3.10%, 5/28/08 (2)                                             34,000,000                    33,742,356
3.20%, 4/29/08 (2)                                             35,000,000                    34,816,444
3.88%, 4/18/08 (2)                                             27,804,000                    27,660,161
5.50%, 3/5/08 (2)                                              30,000,000                    29,981,667
                                                         ----------------              ----------------
Gotham Funding Corp., 3.16%, 3/17/08 (2)                       50,000,000                    49,929,778
                                                         ----------------              ----------------
Legacy Capital LLC:
3.325%, 5/20/08                                                80,000,000                    79,408,889
6%, 3/7/08                                                     50,000,000                    49,950,000
6.15%, 3/10/08                                                 50,000,000                    49,923,125
                                                         ----------------              ----------------
Lexington Parker Capital Co. LLC:
3.30%, 3/6/08 (2)                                              40,000,000                    39,981,667
5.85%, 3/14/08 (2)                                             50,000,000                    49,894,375
6.15%, 3/5/08 (2)                                             100,000,000                    99,931,667
                                                         ----------------              ----------------
New Center Asset Trust:
3.35%, 3/27/08                                                 35,000,000                    34,910,264
3.52%, 3/13/08                                                145,000,000                   144,830,533
                                                         ----------------              ----------------
Park Avenue Receivables Co. LLC, 3.82%, 4/18/08                35,000,000                    34,821,733

                 2 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS FEBRUARY 29, 2008 / UNAUDITED

                                                             PRINCIPAL
                                                              AMOUNT                         VALUE
                                                         ----------------              ----------------

Victory Receivables Corp.:
3.20%, 5/30/08                                           $     50,000,000              $     49,600,000
3.90%, 4/4/08 (2)                                              37,706,000                    37,567,116
3.90%, 4/14/08 (2)                                             17,578,000                    17,494,212
                                                         ----------------              ----------------
Windmill Funding Corp.:
3.14%, 4/10/08 (2)                                             25,000,000                    24,875,000
3.16%, 5/2/08 (2)                                              50,000,000                    49,727,889
4.22%, 4/3/08 (2)                                              50,000,000                    49,806,583
4.22%, 4/4/08 (2)                                              20,000,000                    19,920,289
4.28%, 3/14/08 (2)                                             23,950,000                    23,912,984
                                                                                       ----------------
                                                                                          1,501,782,496
                                                                                       ----------------

BEVERAGES--0.8%
Better Brands of South Georgia LLP, Series 2003,
3.15%, 3/6/08 (1)                                              11,000,000                    11,000,000
                                                         ----------------              ----------------
Beverage South of Aiken LLC, Series 2007, 3.15%,
3/6/08 (1)                                                     13,500,000                    13,500,000
                                                         ----------------              ----------------
Henry Cnty., GA Development Authority Revenue Bonds,
Crown Distributing Project, Series 2004,
3.15%, 3/6/08 (1)                                              25,700,000                    25,700,000
                                                                                       ----------------
                                                                                             50,200,000
                                                                                       ----------------

CAPITAL MARKETS--3.0%
BNP Paribas Finance, Inc., 4.865%, 3/20/08                    100,000,000                    99,743,236
                                                         ----------------              ----------------
Citigroup Funding, Inc., 3.07%, 8/13/08 (1)                   100,000,000                   100,000,000
                                                                                       ----------------
                                                                                            199,743,236
                                                                                       ----------------

COMMERCIAL FINANCE--0.3%
Madison Hotel Investors I LLC, Series 2005A,
3.17%, 3/3/08 (1)                                              20,300,000                    20,300,000
                                                         ----------------              ----------------
CONSTRUCTION MATERIALS--0.3%
Foxworth-Galbraith Lumber Co., 3.55%, 3/3/08 (1)               18,650,000                    18,650,000
                                                         ----------------              ----------------
CONSUMER FINANCE--0.8%
American Express Credit Corp., 4.08%, 4/10/08                  50,000,000                    49,773,333
                                                         ----------------              ----------------
CONTAINERS & PACKAGING--0.2%
Massachusetts Development Finance Agency Solid Waste
Disposal Revenue Bonds, Newark Group Project, Series
2001, 3.20%, 3/1/08 (1)                                        16,370,000                    16,370,000
                                                         ----------------              ----------------
DIVERSIFIED FINANCIAL SERVICES--1.9%
General Electric Capital Services, 3.20%, 7/21/08              50,000,000                    49,368,889
                                                         ----------------              ----------------
Greenwich Capital Holdings, Inc., 3.92%, 4/11/08               75,000,000                    74,665,167
                                                                                       ----------------
                                                                                            124,034,056
                                                                                       ----------------
ENERGY EQUIPMENT & SERVICES--0.3%
Mississippi Business Finance Corp. Industrial
Development Revenue Bonds, Howard Industries Project,
Series 2005, 3.12%, 3/6/08 (1)                                 17,340,000                    17,340,000
                                                         ----------------              ----------------
FOOD PRODUCTS--1.5%
Nestle Capital Corp., 3.84%, 5/9/08 (2)                       100,000,000                    99,264,000
                                                         ----------------              ----------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.6%
Bronson Lifestyle Impro & Research Center Co., Series
A, 3.48%, 3/3/08 (1)                                           16,425,000                    16,425,000
                                                         ----------------              ----------------

                 3 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS FEBRUARY 29, 2008 / UNAUDITED

                                                             PRINCIPAL
                                                              AMOUNT                         VALUE
                                                         ----------------              ----------------
OK University Hospitals Trust Revenue Bonds, Series B,
3.20%, 3/1/08 (1)                                        $      3,000,000              $      3,000,000
                                                         ----------------              ----------------
Premier Senior Living LLC, Series 2007 A-H, 3.18%,
3/3/08 (1)                                                     23,250,000                    23,250,000
                                                                                       ----------------
                                                                                             42,675,000
                                                                                       ----------------

HEALTH CARE PROVIDERS & SERVICES--0.1%
BRCH Corp., Series 1999, 5%, 3/3/08 (1)                         8,000,000                     8,000,000
                                                         ----------------              ----------------
INSURANCE--0.8%

Jackson National Life Global Funding, Series 2008-1,
4.205%, 2/10/09 (1,4)                                          50,000,000                    50,000,000
                                                         ----------------              ----------------
LEASING & FACTORING--2.7%

American Honda Finance Corp.:

3.058%, 5/12/08 (1,3)                                          50,000,000                    50,000,000
3.145%, 8/6/08 (1,3)                                          100,000,000                   100,000,000
4.523%, 7/11/08 (1,3)                                          10,000,000                    10,003,770
                                                         ----------------              ----------------
MRN Ltd. Partnership, MRN Ltd. Partnership Project,
Series 2001, 3.51%, 3/3/08 (1)                                  9,200,000                     9,200,000
                                                         ----------------              ----------------
South Elgin Leasing, Inc., 3.60%, 3/3/08 (1)                    7,090,000                     7,090,000
                                                                                       ----------------
                                                                                            176,293,770
                                                                                       ----------------

LEISURE EQUIPMENT & PRODUCTS--0.5%
Bloomingdale Life Time Fitness LLC, Series 2000,
3.32%, 3/3/08 (1)                                               7,350,000                     7,350,000
                                                         ----------------              ----------------
Prattville, AL Cooperative District Ltd. Economic
Development Revenue Bonds, Bass Pro Project, Series
2006, 3.12%, 3/6/08 (1)                                        23,370,000                    23,370,000
                                                                                       ----------------
                                                                                             30,720,000
                                                                                       ----------------

METALS & MINING--0.1%
Warren Cnty., KY Industrial
Building Revenue Bonds, Series B2, 3.20%,
3/1/08 (1)                                                      7,300,000                     7,300,000
                                                         ----------------              ----------------
MONEY MARKET FUND--4.8%
BlackRock Liquidity Funds-Temp Fund, 3.71%, 3/3/08 (1)        314,149,683                   314,149,683
                                                         ----------------              ----------------
MULTILINE RETAIL--0.1%
Tifton Mall, Inc., Series 1996, 3.15%, 3/6/08 (1)               5,730,000                     5,730,000
                                                         ----------------              ----------------
MUNICIPAL--1.1%
Gwinnett Instructional SC LLC, Gwinnett County
Public School Project, Series
2005, 3.12%, 3/6/08 (1)                                        20,000,000                    20,000,000
                                                         ----------------              ----------------
Las Vegas, NV Economic Development Revenue Bonds, Keep
Memory Alive Project, Series 2007B, 3.148%, 3/3/08 (1)          3,400,000                     3,400,000
                                                         ----------------              ----------------
Liberty Cnty., GA Industrial Improvement
Revenue Bonds, Hugo Boss USA, Inc. Project, Series
2002, 3.39%, 3/3/08 (1)                                         3,900,000                     3,900,000
                                                         ----------------              ----------------
Pinnacle Ridge Apts. Ltd. Partnership, Series 2006,
3.12%, 3/6/08 (1)                                              10,000,000                    10,000,000
                                                         ----------------              ----------------
Private Colleges & Universities Authority Revenue
Bonds, Mercer University Project, Series 2006B,
3.20%, 3/3/08 (1)                                               7,760,000                     7,760,000
                                                         ----------------              ----------------

                 4 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS FEBRUARY 29, 2008 / UNAUDITED

                                                            PRINCIPAL
                                                              AMOUNT                         VALUE
                                                         ----------------              ----------------

Richmond, VA Redevelopment & Housing Authority Revenue
Refunding Bonds, Old Manchester Project, Series B,
3.31%, 3/1/08 (1)                                        $      1,810,000              $      1,810,000

                                                         ----------------              ----------------
Roanoke, NC Music & Entertainment
District Special Revenue Bonds, Series 2007, 3.20%,
3/3/08 (1)                                                     10,000,000                    10,000,000
                                                         ----------------              ----------------
Thayer Properties LLC, Series 2000, 3.15%, 3/6/08 (1)          11,395,000                    11,395,000
                                                         ----------------              ----------------
Woodland Park Apartments LLC, Series 2001, 3.22%,               2,380,000                     2,380,000
3/6/08 (1)                                                                             ----------------
                                                                                             70,645,000
                                                                                       ----------------

PERSONAL PRODUCTS--2.0%
Reckitt Benckiser Treasury Services plc:
3.18%, 4/22/08 (2)                                             50,000,000                    49,761,667
3.93%, 4/11/08 (2)                                             50,000,000                    49,776,208
3.97%, 3/14/08 (2)                                             30,000,000                    29,956,992
                                                                                       ----------------
                                                                                            129,494,867
                                                                                       ----------------

SPECIAL PURPOSE FINANCIAL--8.2%
K2 (USA) LLC, 4.91%, 3/25/08                                  150,000,000                   149,509,000
                                                         ----------------              ----------------
LINKS Finance LLC:
3.045%, 8/15/08 (1,4)                                          50,000,000                    49,993,178
3.125%, 8/6/08 (1,4)                                           50,000,000                    49,995,699
                                                         ----------------              ----------------
Parkland (USA) LLC:
4.035%, 7/16/08 (1,4)                                          50,000,000                    49,998,137
4.952%, 5/21/08 (1,4)                                         100,000,000                    99,993,304
                                                         ----------------              ----------------
Ticonderoga Funding LLC, 3%, 5/1/08                           140,000,000                   139,288,329
                                                                                       ----------------
                                                                                            538,777,647

                                                                                       ----------------
Total Short-Term Notes (Cost $3,471,243,088)                                              3,471,243,088
                                                                                       ----------------

TOTAL INVESTMENTS, AT VALUE (COST $6,540,572,584)                   100.0%                6,540,572,584
                                                         ----------------              ----------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                  --                    (3,117,454)
                                                         ----------------              ----------------
NET ASSETS                                                          100.0%             $  6,537,455,130
                                                         ================              ================

Footnotes to Statement of Investments

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Represents The Current Interest Rate For a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $1,357,648,692, or 20.77% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $258,644,009 or 3.96% of the Fund's net assets as of February 29, 2008.

4. Illiquid security. The aggregate value of illiquid securities as of February 29, 2008 was $299,980,318, which represents 4.59% of the Fund's net assets. See accompanying Notes.

                 5 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Oppenheimer Institutional Money Market Fund

STATEMENT OF INVESTMENTS FEBRUARY 29, 2008 / UNAUDITED

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Trustees.

ILLIQUID SECURITIES

As of February 29, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of February 29, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                 6 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 02/29/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Institutional Money Market Fund

By:     /s/ John V. Murphy
        ---------------------------
        John V. Murphy
        Principal Executive Officer
Date:   04/16/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    04/16/2008

By:      /s/ Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    04/16/2008